Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Shares issued			700,000
Preferred stock authorized			1,400,000	1,400,000
Preferred stock, share issued			1,302,082	1,302,082
Cumulative percentage	5.00%
Accrued dividend (in Dollars)			$ 343,750	$ 218,750
Preferred stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Liquidation payment (in Dollars)			$ 2,500,000
Principal Percentage [Member]
Equity [Line Items]
Principal percentage	5.00%
Group D [Member]
Equity [Line Items]
Principal percentage			50.00%
Convertible notes interest rate		6.00%
Mature date			Oct. 31, 2024
Subsequent Event [Member]
Equity [Line Items]
Amount received (in Dollars)		$ 1,601,000
Director [Member]
Equity [Line Items]
Shares issued			520,000
Class A Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares outstanding			10,680,000	9,980,000
Common stock voting rights			Common Stock A has voting rights
Class B Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares outstanding			0	0
Common stock voting rights			no
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred stock designated					1,400,000
Preferred stock, share issued	1,302,082				1,302,082
Preferred stock, par value (in Dollars per share)			$ 0.001
Preferred Stock [Member]
Equity [Line Items]
Preferred stock authorized	(5,000,000)				(5,000,000)